Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2017	Dec. 29, 2016
Summary of Significant Accounting Policies
Schedule of Property Plant and Equipment Estimated Useful Life [Table TextBlock]
Useful Life
Furniture, fixtures and equipment	2 - 7 years
Leasehold improvements	10 - 25 years
Computer software and hardware	3 - 7 years

Life
Furniture, fixtures and equipment	2 - 7 years
Leasehold improvements	10 - 25 years
Computer software and hardware	3 - 7 years

Schedule of Intangible Assets Useful Lives
Useful Life
Trade names	Indefinite
Vendor relationships	10 years

Useful Life
Trade names	Indefinite
Vendor relationships	10 years